Commitments and Contingencies	2 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.    Commitments and Contingencies

The future minimum contracted revenues expected to be received over the non-cancellable period of the time charters with the Chaterer (Note 1), based on the actual delivery dates for the two PSVs and the expected delivery date for the one OSRV assuming no off-hire days, including the mobilization fees payable to the Company by the Charterer, are as follows:

Period ending September 30
2013	18,315,850

2014	8,870,650

Total	27,186,500

The estimated future contracted revenues expected to be received over the Lease Term under the time charters with the Charterer (Note 1), based on the actual delivery dates for the two PSVs and the expected delivery date for the one OSRV assuming no off-hire days, including the mobilization fees payable to the Company by the Charterer, provided that the Charterer will not exercise its option to early terminate the Lease Term, are as follows:

Period ending September 30

2013	18,315,850

2014	25,221,500

2015	25,221,500

2016	25,290,600

2017	8,801,500

Total	102,851,000

The Company’s capital commitments as of September 30, 2012, under the existing MOAs with the Seller are as follows:

Period ending September 30

2013	20,945,000

Total	20,945,000

On July 5, 2012, the PSV owners appointed Thome Offshore Management Pte. Ltd. (the “Technical Manager”), a third party, to provide overall technical and crew management of the PSVs, which includes entering into employment agreements with the crew on behalf of the Company, provision of competent personnel to supervise the maintenance and the efficiency of the vessels, including the dry docking of the vessels, arranging the provision of stores spares and lubricants, providing accounting services.

The agreement with the Technical Manager has a term of twelve months commencing upon the delivery of each of the vessel, thereafter rolling, with two months’ notice of termination, at a monthly management fee of $10,833.

On August 28, 2012, the OSRV owner entered into a management agreement with the Technical Manager. This agreement is subject to the same terms with the management agreements between the Technical Manager and the PSV owners.

There are no legal proceedings to which the Company or any of each subsidiary is a party as of the date of the financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

Liabilities associated with the individual vessels actions, mainly for sea pollution, are covered by Protection &Indemnity Club insurance.